Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and Other Current Assets
Schedule of prepayments and other current assets
	As of December 31,
	2018	2019
	RMB	RMB
Receivable from third-party payment platforms	59,137	249,549
Deposits	16,282	17,321
Prepaid expenses	21,454	35,669
Subsidy receivable	6,922	16,721
Staff advances	5,332	6,707
Receivable from travel agencies	—	42,231
Others*	24,424	64,042
Prepayments and Other Current Assets	133,551	432,240
Allowance for doubtful accounts	—	(1,133)
Prepayments and Other Current Assets, net	133,551	431,107

* Others primarily represent receivable from disposal of a subsidiary, receivable from distributors, deductible input VAT and interest receivable.

Schedule of movement of the allowance for doubtful accounts

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Additions charged to bad debt expense	—	—	1,133
Balance at the end of the year	—	—	1,133